Other Payables and Accruals (Tables) (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Schedule of Other Payables and Accruals
	2019	2018
Accounts payable (a)	$61,898	$-
Accrued payroll and welfare payable	107,284	16,221
VAT and other taxes payable	25,728	1,379
Others (b)	32,655	2,296
	$227,565	$19,896

(a)	Accounts payable primarily include commission payable for students’ referral.
(b)	Others primarily include miscellaneous expenses payable.

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$16,221	$-
VAT and other taxes payable	1,379	-
Others	2,296	-
	$19,896	$-

Zhongdehui (SZ) Development Co., Limited [Member]
Schedule of Other Payables and Accruals
	As of June 30,
	2018	2017
Accrued payroll and welfare payable	$20,852	21,664
Amounts reimbursable to employees (a)	3,500	-
VAT and other taxes payable	3,736	2,470
Others (b)	10,525	-
	$38,613	24,134

(a)	Amounts reimbursable to employees include travelling and the related expenses.

(b)	Others primarily include conference fee and other miscellaneous expenses payable.